LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.21%
Aerospace & Defense–5.25%
Boeing	174,625	$ 66,439,574
Northrop Grumman	39,779	14,908,771
		81,348,345
Auto Components–1.26%
Aptiv	223,749	19,560,138
		19,560,138
Automobiles–0.93%
Ferrari	93,817	14,456,262
		14,456,262
Biotechnology–1.80%
†Alexion Pharmaceuticals	46,601	4,564,102
†Vertex Pharmaceuticals	138,116	23,399,613
		27,963,715
Capital Markets–2.39%
Charles Schwab	303,179	12,681,977
Intercontinental Exchange	109,425	10,096,645
S&P Global	4,169	1,021,322
TD Ameritrade Holding	283,979	13,261,819
		37,061,763
Chemicals–0.82%
DuPont de Nemours	56,313	4,015,680
Linde	44,847	8,687,761
		12,703,441
Electric Utilities–0.85%
NextEra Energy	56,232	13,101,494
		13,101,494
Electronic Equipment, Instruments & Components–0.52%
Hexagon Class B	168,391	8,111,405
		8,111,405
Entertainment–3.29%
†Netflix	74,854	20,032,428
†Tencent Music Entertainment Group ADR	537,525	6,864,194
Walt Disney	185,332	24,152,466
		51,049,088
Equity Real Estate Investment Trusts–0.33%
Crown Castle International	36,974	5,139,756
		5,139,756
Health Care Equipment & Supplies–5.36%
†Alcon	144,274	8,415,483
Becton Dickinson & Co.	86,134	21,788,457
†Intuitive Surgical	44,864	24,223,419
Stryker	132,362	28,629,901
		83,057,260
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services–5.03%
Anthem	51,594	$ 12,387,719
†Centene	249,451	10,791,250
†Cigna	75,698	11,490,200
HCA Healthcare	96,214	11,586,090
UnitedHealth Group	107,198	23,296,269
†WellCare Health Plans	32,609	8,451,275
		78,002,803
Hotels, Restaurants & Leisure–2.97%
Las Vegas Sands	198,915	11,489,330
McDonald's	38,503	8,266,979
MGM Resorts International	280,011	7,761,905
Restaurant Brands International	70,213	4,994,953
Wynn Resorts	123,765	13,455,731
		45,968,898
Household Durables–0.50%
†NVR	2,063	7,668,893
		7,668,893
Industrial Conglomerates–1.73%
Honeywell International	37,905	6,413,526
Roper Technologies	57,329	20,443,521
		26,857,047
Insurance–0.61%
Chubb	58,454	9,436,814
		9,436,814
Interactive Media & Services–14.10%
†Alphabet Class A	38,840	47,429,078
†Alphabet Class C	37,813	46,094,047
†Facebook Class A	459,572	81,840,582
†InterActiveCorp	54,172	11,807,871
Match Group	1,394	99,587
Tencent Holdings	747,400	31,262,164
		218,533,329
Internet & Direct Marketing Retail–11.92%
†Alibaba Group Holding ADR	249,608	41,741,946
†Amazon.com	71,002	123,253,082
†Booking Holdings	7,916	15,536,021
†MercadoLibre	7,644	4,213,602
		184,744,651
IT Services–12.51%
Fidelity National Information Services	273,612	36,324,729
†Fiserv	192,840	19,976,296
Global Payments	61,458	9,771,822
Mastercard Class A	197,807	53,718,447
†PayPal Holdings	134,893	13,973,566
LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Visa Class A	349,807	$ 60,170,302
		193,935,162
Machinery–1.77%
Fortive	190,475	13,058,966
Wabtec	199,082	14,306,032
		27,364,998
Multiline Retail–2.30%
Dollar General	39,750	6,317,865
†Dollar Tree	129,653	14,801,186
Dollarama	406,858	14,565,630
		35,684,681
Multi-Utilities–0.96%
Sempra Energy	100,486	14,832,738
		14,832,738
Oil, Gas & Consumable Fuels–0.59%
Concho Resources	52,000	3,530,800
Pioneer Natural Resources	44,021	5,536,521
		9,067,321
Professional Services–1.38%
Equifax	39,297	5,527,909
TransUnion	196,068	15,903,075
		21,430,984
Road & Rail–0.69%
JB Hunt Transport Services	85,621	9,473,963
=†πUber Technologies	39,359	1,199,269
		10,673,232
Semiconductors & Semiconductor Equipment–2.01%
ASML Holding (New York shares)	69,682	17,310,402
Marvell Technology Group	556,872	13,905,094
		31,215,496
Software–13.57%
†Atlassian Class A	11,040	1,384,858
Intuit	93,010	24,735,080
Microsoft	639,546	88,916,080
†salesforce.com	151,664	22,513,004
†ServiceNow	39,576	10,046,368
†Slack Technologies Class A	205,592	4,878,698
†Splunk	125,921	14,841,049
Symantec	237,086	5,602,342
Temenos	52,156	8,733,519
VMware Class A	101,554	15,239,193
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Workday Class A	76,936	$ 13,076,043
†Zoom Video Communications Class A	4,777	364,007
		210,330,241
Specialty Retail–0.06%
†Ulta Salon Cosmetics & Fragrance	3,439	861,985
		861,985
Technology Hardware, Storage & Peripherals–0.80%
Apple	55,233	12,370,535
		12,370,535
Textiles, Apparel & Luxury Goods–1.20%
NIKE Class B	197,291	18,529,571
		18,529,571
Tobacco–0.71%
Philip Morris International	144,034	10,936,502
		10,936,502
Total Common Stock (Cost $955,234,508)		1,521,998,548
CONVERTIBLE PREFERRED STOCKS–1.12%
=†πAirbnb Series D	14,304	1,618,497
=†πAirbnb Series E	14,245	1,611,822
=†πAnt International Class C	747,330	4,805,332
=†πAurora Innovation	128,840	1,190,520
=†πGm Cruise Holdings Class F	126,000	2,299,500
=†πMagic Leap Series C	47,862	1,163,047
=†πMagic Leap Series D	43,618	1,059,917
=†πUiPath Series D2	7,579	298,246
=†πUiPath Series D1	45,137	1,776,218
=†πWeWork Companies Series E	16,159	275,188
=†πXiaoju Kuaizhi Series A	26,379	1,343,538
Total Convertible Preferred Stocks (Cost $15,200,525)		17,441,825

MONEY MARKET FUND–0.65%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.88%)	10,041,283	10,041,283
Total Money Market Fund (Cost $10,041,283)		10,041,283

TOTAL INVESTMENTS–99.98% (Cost $980,476,316)	1,549,481,656
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.02%	257,073
NET ASSETS APPLICABLE TO 34,863,567 SHARES OUTSTANDING–100.00%	$1,549,738,729

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments (continued)

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2019, the aggregate value of restricted securities was $18,641,094, which represented 1.20% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Airbnb Series D	4/16/2014	$582,359	$1,618,497
Airbnb Series E	7/14/2015	1,326,130	1,611,822
Ant International Class C	6/7/2018	4,192,521	4,805,332
Aurora Innovation	3/1/2019	1,190,520	1,190,520
Gm Cruise Holdings Class F	3/1/2016	2,299,500	2,299,500
Magic Leap Series C	1/20/2016	1,102,405	1,163,047
Magic Leap Series D	10/12/2017	1,177,686	1,059,917
Uber Technologies	1/16/2018	1,844,117	1,199,269
UiPath Series D1	4/30/2019	1,776,218	1,776,218
UiPath Series D2	4/30/2019	298,247	298,246
WeWork Companies Series E	6/23/2015	531,463	275,188
Xiaoju Kuaizhi Series A	10/19/2015	723,476	1,343,538
Total		$17,044,642	$18,641,094

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
S&P–Standard & Poor’s
See accompanying notes.
LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price Growth Stock Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Growth Stock Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$81,348,345	$—	$—	$81,348,345
Auto Components	19,560,138	—	—	19,560,138
Automobiles	14,456,262	—	—	14,456,262
Biotechnology	27,963,715	—	—	27,963,715
Capital Markets	37,061,763	—	—	37,061,763
Chemicals	12,703,441	—	—	12,703,441
Electric Utilities	13,101,494	—	—	13,101,494
Electronic Equipment, Instruments & Components	—	8,111,405	—	8,111,405
Entertainment	51,049,088	—	—	51,049,088
Equity Real Estate Investment Trusts	5,139,756	—	—	5,139,756
Health Care Equipment & Supplies	74,641,777	8,415,483	—	83,057,260
Health Care Providers & Services	78,002,803	—	—	78,002,803
Hotels, Restaurants & Leisure	45,968,898	—	—	45,968,898
Household Durables	7,668,893	—	—	7,668,893
Industrial Conglomerates	26,857,047	—	—	26,857,047
Insurance	9,436,814	—	—	9,436,814
Interactive Media & Services	187,271,165	31,262,164	—	218,533,329
Internet & Direct Marketing Retail	184,744,651	—	—	184,744,651
IT Services	193,935,162	—	—	193,935,162
Machinery	27,364,998	—	—	27,364,998
Multiline Retail	35,684,681	—	—	35,684,681
Multi-Utilities	14,832,738	—	—	14,832,738
Oil, Gas & Consumable Fuels	9,067,321	—	—	9,067,321
Professional Services	21,430,984	—	—	21,430,984
Road & Rail	9,473,963	—	1,199,269	10,673,232
Semiconductors & Semiconductor Equipment	31,215,496	—	—	31,215,496
Software	201,596,722	8,733,519	—	210,330,241
Specialty Retail	861,985	—	—	861,985
Technology Hardware, Storage & Peripherals	12,370,535	—	—	12,370,535
Textiles, Apparel & Luxury Goods	18,529,571	—	—	18,529,571
Tobacco	10,936,502	—	—	10,936,502
Convertible Preferred Stocks	—	—	17,441,825	17,441,825
Money Market Fund	10,041,283	—	—	10,041,283
Total Investments	$1,474,317,991	$56,522,571	$18,641,094	$1,549,481,656
During the period ended September 30, 2019, there were no material transfers to or from Level 3 investments.
LVIP T. Rowe Price Growth Stock Fund–5

LVIP T. Rowe Price Growth Stock Fund
Notes (continued)
 2. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Common Stock	Convertible Preferred Stock	Total
Balance as of 12/31/18	$140,821	$13,634,020	$13,774,841
Reclassifications	—	—	—
Purchases	1,199,269	10,459,455	11,658,724
Sales	(93,743)	(6,723,255)	(6,816,998)
Transfer In	—	—	—
Transfer Out	—	—	—
Accretion/(amortization)	—	—	—
Net realized gain	—	21,701	21,701
Net change in unrealized appreciation (depreciation)	(47,078)	49,904	2,826
Balance as of 09/30/19	$1,199,269	$17,441,825	$18,641,094
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 09/30/19	$—	$1,305,576	$1,305,576
We did not present a table including the quantitative information about significant unobservable inputs used in Level 3 fair value measurements as all unobservable Level 3 measurements were provided by third parties without adjustments as of September 30, 2019.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP T. Rowe Price Growth Stock Fund–6